Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Home Equity Loans (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
First lien [Member]
Schedule of Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables			¥ 2,475,754,706
Less: allowance for credit losses
- Individually evaluated	[1]		(43,242,069)
- Collectively evaluated	[1]		(201,671,557)
Subtotal	[1]		(244,913,626)
Net loans principal, interest and financing service fee receivables	[1]		2,230,841,080
Second lien [Member]
Schedule of Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables			4,035,096,066
Less: allowance for credit losses
- Individually evaluated	[1]		(35,966,065)
- Collectively evaluated	[1]		(347,045,676)
Subtotal	[1]		(383,011,741)
Net loans principal, interest and financing service fee receivables	[1]		3,652,084,325
Subtotal [Member]
Schedule of Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables		¥ 1,358,158,651	6,510,850,772
Less: allowance for credit losses
- Individually evaluated	[1]	(130,293,599)	(79,208,134)
- Collectively evaluated	[1]	(121,024,672)	(548,717,233)
Subtotal	[1]	(251,318,270)	(627,925,367)
Net loans principal, interest and financing service fee receivables	[1]	1,106,840,380	¥ 5,882,925,405
First lien One [Member]
Schedule of Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables		638,740,734
Less: allowance for credit losses
- Individually evaluated	[1]	(23,143,482)
- Collectively evaluated	[1]	(55,647,556)
Subtotal	[1]	(78,791,038)
Net loans principal, interest and financing service fee receivables	[1]	559,949,696
Second lien One [Member]
Schedule of Home Equity Loans [Line Items]
Loans principal, interest and financing service fee receivables		719,417,916
Less: allowance for credit losses
- Individually evaluated	[1]	(107,150,117)
- Collectively evaluated	[1]	(65,377,116)
Subtotal	[1]	(172,527,232)
Net loans principal, interest and financing service fee receivables	[1]	¥ 546,890,684

[1]	Allowance for credit losses The allowance for credit losses for home equity loans as of December 31, 2025 was RMB251 million, a decrease from RMB627 million as of December 31, 2024. The decrease was primarily driven by the combined effect of a decrease in allowances that are collectively evaluated and an increase in allowances that are individually evaluated. The decrease in allowances that are collectively evaluated are mainly due to the decrease of the Company’s outstanding loan principal. The increase of allowances that are individually evaluated are mainly due to the increase in the outstanding loan principal of NPLs.